Credit Losses (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Credit Loss [Abstract]
Reinsurance Recoverable, Allowance for Credit Loss, Beginning Balance	$ 3.7	$ 3.3	$ 3.8
Reinsurance Recoverable, Allowance for Credit Loss, Period Increase (Decrease)	(0.4)	0.4	(0.5)
Reinsurance Recoverable, Allowance for Credit Loss, Ending Balance	3.3	3.7	3.3
Accounts Receivable, Allowance for Credit Loss, Beginning Balance	25.0	30.2	34.0
Accounts Receivable, Allowance for Credit Loss, Period Increase (Decrease)		(5.2)	(3.8)
Accounts Receivable, Allowance for Credit Loss, Ending Balance		25.0	30.2
Available-for-sale Investments, Allowance for Credit Loss, Beginning Balance	7.7	2.7	0.2
Available-for-sale investment, allowance for credit loss, increase (decrease)	(3.7)	5.0	2.5
Available-for-sale Investments, Allowance for Credit Loss, Current	4.0	7.7	2.7
Total, Allowance for Credit Loss, Beginning Balance	$ 36.4	36.2	38.0
Total allowance for credit losses increase (decrease)		0.2	(1.8)
Total, Allowance for Credit Loss, Ending Balance		$ 36.4	$ 36.2